Financial instruments - Other current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial instruments
Other current financial assets	€ 20,217	€ 4,290
Receivable for additional purchase price payment	€ 12,161